Consolidated Statements of Comprehensive Income (Loss) Condensed Consolidated Statements of Comprehensive Income (Loss) Parenthetical - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income Parenthetical [Abstract]
Tax effects for change in unrealized gain (loss)	$ 43	$ 25	$ 383
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax	$ 176	$ 3	$ 285